PRUDENTIAL FLEXGUARD® INCOME
SINGLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY (“B SERIES”)
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated March 17, 2023
to
Prospectus dated May 1, 2022
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.
This Supplement describes certain changes and updates to your Prospectus. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
(1)In the “Purchasing Your Annuity” section of the Prospectus, the “Holding Account” subsection is revised and restated as follows:
Holding Account
The Holding Account is the PSF PGIM Government Money Market Portfolio. During the Savings Stage, if an Index Strategy is not available for reallocation and an Owner does not provide timely instructions to reallocate among Index Strategies, this may result in amounts being transferred into the Holding Account. Such transfers will remain in the Holding Account until an Index Anniversary Date where they may be reallocated to the Index Strategies. For more information see “Managing Your Account Value” below.
(2)In the “Managing Your Account Value” section of the Prospectus, the “Transfer and Reallocation Guidelines” subsection is revised and restated as follows:
TRANSFER AND REALLOCATION GUIDELINES – ANNUITIES WITH AN APPLICATION SIGN DATE ON OR AFTER DECEMBER 15, 2022
Transfers from the Index Strategy(ies) to the Variable Subaccounts are not permissible at any time during the life of the Annuity.
During the Savings Stage, you may transfer Account Value between Variable Investment Subaccounts at any time, subject to the restrictions outlined below, as applicable. We currently only have one Variable Investment Subaccount available. On each Index Anniversary Date, you may reallocate Account Value allocated to Variable Investment Subaccounts and any Index Strategy(ies) that has reached an Index Strategy End Date into any available Index Strategy. Additionally, for Index Strategy(ies) where a Performance Lock has occurred, transfers to new Index Strategy(ies) may also occur on any Index Anniversary Date.
During the Income Stage, you may only allocate to the 1-year Point-to-Point with Cap Index Strategies and may not allocate to any Variable Subaccount.
For any Index Strategy(ies) where a Performance Lock has occurred, if you reallocate a portion of your Performance Lock Value on an Index Anniversary Date that is not an Index Strategy End Date, the remaining Performance Lock Value will be adjusted proportionally by a reduction in the Interim Value of the partial reallocation. If you reallocate your entire Performance Lock Value on an Index Anniversary Date that is not an Index Strategy End Date, we will transfer the entire Performance Lock Value and the resulting Index Strategy will become available for a new Performance Lock Request.
For multi-year Index Strategy Terms, if you would like to reallocate all or a portion of the Performance Lock Value on an Index Anniversary Date, the Performance Lock must be executed at least 1 Valuation Day prior to that Index Anniversary Date. If an automatic Performance Lock occurs on an Index Anniversary Date that is not an Index Strategy End Date, then a reallocation will not be able to occur until the next Index Anniversary Date.
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We will notify you in advance of any Index Anniversary Date. Upon receipt of your instructions in Good Order for reallocation of the Account Value to or from an Index Strategy, we will process the reallocation on the Index Anniversary Date. If we do not receive instructions from you in Good Order prior to the Index Anniversary Date, the Account Value in any Index Strategy that has reached the Index Strategy End Date will automatically be allocated to the same Index Strategy and Index Strategy Term without the Performance Lock. If the same Index Strategy is no longer available, or the Index Strategy Term goes beyond the Maximum Annuity Date, the Account Value in any Index Strategy that has reached the Index Strategy End Date will automatically be allocated to the Holding Account. If a Performance Lock was executed, the Performance Lock Value will remain in the Index Strategy (and will not fluctuate except for withdrawals, partial reallocations and Benefit charges) until we receive instructions in Good Order for reallocation of the Performance Lock Value to a new Index Strategy on a subsequent Index Anniversary Date or until the Index Strategy has reached the Index Strategy End Date.
You will be able to make reallocation selections via mail, phone, through online access or any other media that we make available.
The minimum required amount allocated to any Index Strategy is $2,000. The minimum required amount allocated to any Variable Investment Subaccount is $20.
The table below shows when transfers to or from Variable Subaccounts and Index Strategies are permitted. The Interim Value rules do not apply to these transfers.

From Account	To Account	Any Time	Index Effective Date (includes subsequent Index Anniversary Dates)	Index Strategy End Date
Variable Investment Subaccount (including Holding Account)	Variable Investment Subaccount (including Holding Account)	X
Variable Investment Subaccount (including Holding Account)	Index Strategy		X	X
Index Strategy	Index Strategy			X*
*If a Performance Lock has occurred, you can make a full transfer to a new Index Strategy on an Index Anniversary Date without the Interim Value applying.
Default Reallocations/Transfers
If you do not respond to the Reallocation Notice, any Index Strategy that has reached an Index Strategy End Date will automatically renew into the same Index Strategy. If the same Index Strategy is no longer available, the funds associated with the closed Index Strategy will be transferred to the Holding Account, where they may be allocated among the available Variable Investment Subaccounts or into another Index Strategy on the next Index Anniversary Date.
We reserve the right to stop offering any Index Strategy at any time.
TRANSFER AND REALLOCATION GUIDELINES – ANNUITIES WITH AN APPLICATION SIGN DATE PRIOR TO DECEMBER 15, 2022
During the Savings Stage, you may transfer Account Value between Variable Investment Subaccounts we make available at any time, subject to the restrictions outlined below, as applicable. We currently only have one Variable Investment Subaccount available. On each Index Anniversary Date, you may reallocate Account Value allocated to Variable Investment Subaccounts we make available and any Index Strategy(ies) that has reached an Index Strategy End Date into any available Index Strategy.
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During the Income Stage, you may only allocate to the 1-year Point-to-Point with Cap Index Strategies and may not allocate to any Variable Subaccount.
You will receive a Reallocation Notice 30 days prior to each Index Anniversary Date. You must provide instructions for reallocation (by any method allowable) by the Index Anniversary Date. The reallocation will be processed on the Index Anniversary Date. You will be able to make reallocation selections via mail, phone, or through online access.
You may not reallocate to an Index Strategy where the Index Strategy End Date is after your Maximum Annuity Date. If there is less than one year until the Maximum Annuity Date. we will transfer that Account Value to the Holding Account using the Interim Value, if applicable.
The minimum required amount allocated to any Index Strategy is $2,000. The minimum required amount allocated to any Variable Investment Subaccount is $20.
During the Savings Stage, you may partially or fully transfer out of an Index Strategy before the Index Strategy End Date, but you will do so at the Interim Value of the Index Strategy. See “Interim Value of Index Strategies” for more information. The funds transferred from an Index Strategy before the Index Strategy End Date may only be transferred to Variable Investment Subaccounts. If you wish to transfer to another Index Strategy, after transferring to the Variable Investment Subaccounts, you must wait until the next Index Anniversary Date.
The Interim Value rules do not apply in the following situations during the Savings Stage.

From Account	To Account	Any Time	Index Effective Date (includes subsequent Index Anniversary Dates)	Index Strategy End Date Only
Variable Investment Subaccount (including Holding Account)	Variable Investment Subaccount (including Holding Account)	X
Variable Investment Subaccount (including Holding Account)	Index Strategy		X	X
Index Strategy	Variable Investment Subaccount (including Holding Account)			X
Index Strategy	Index Strategy			X
Default Reallocations/Transfers
If you do not respond to the Reallocation Notice, any Index Strategy that has reached an Index Strategy End Date will automatically renew into the same Index Strategy. During the Saving Stage, if the same Index Strategy is no longer available, the amount will be transferred into the Holding Account, and the amount may be transferred among the available Variable Investment Subaccounts at any time or into another Index Strategy on the next Index Anniversary Date. During the Income Stage, if the current Index Strategy is no longer available and we have no additional instructions, we will automatically transfer these amounts into the Index Strategy with, in order of priority, the shortest Term, the highest Buffer, and the lowest Cap Rate. You must provide instructions for reallocation by the Index Anniversary Date.
We reserve the right to stop offering any Index Strategy at any time.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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